Quantitative information by loan class for loans modified as T D R (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 loans	Dec. 31, 2012 loans
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	3,748	7,263
Modifications, Pre-Modification Recorded Investment	$ 174,389	$ 588,139
Post Modification Recorded Investment	173,040	608,787
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	14,802	20,256
Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	3
Modifications, Pre-Modification Recorded Investment	0	843
Post Modification Recorded Investment	0	834
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	6
Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	16	39
Modifications, Pre-Modification Recorded Investment	15,527	35,181
Post Modification Recorded Investment	13,746	36,800
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(72)	(364)
Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	57	245
Modifications, Pre-Modification Recorded Investment	31,238	86,322
Post Modification Recorded Investment	26,465	85,388
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(1,191)	(219)
Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	47	220
Modifications, Pre-Modification Recorded Investment	18,072	77,909
Post Modification Recorded Investment	15,915	64,767
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(469)	(6,489)
Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	11
Modifications, Pre-Modification Recorded Investment	0	8,190
Post Modification Recorded Investment	0	7,395
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	(212)
Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	450	2,554
Modifications, Pre-Modification Recorded Investment	76,139	334,615
Post Modification Recorded Investment	80,234	364,932
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	9,968	24,490
Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	3
Modifications, Pre-Modification Recorded Investment	0	1,272
Post Modification Recorded Investment	0	1,267
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	(3)
Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	45	108
Modifications, Pre-Modification Recorded Investment	928	1,752
Post Modification Recorded Investment	900	1,684
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	271	217
Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2,096	2,882
Modifications, Pre-Modification Recorded Investment	16,622	24,193
Post Modification Recorded Investment	19,810	27,822
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	2,380	81
Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	4
Modifications, Pre-Modification Recorded Investment	0	583
Post Modification Recorded Investment	0	560
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	3
Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	951	1,116
Modifications, Pre-Modification Recorded Investment	15,474	16,875
Post Modification Recorded Investment	15,507	16,931
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	3,864	2,743
Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	11	12
Modifications, Pre-Modification Recorded Investment	122	164
Post Modification Recorded Investment	199	168
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	15	4
Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	75	66
Modifications, Pre-Modification Recorded Investment	267	240
Post Modification Recorded Investment	264	239
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	36	(1)
PUERTO RICO
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	3,711	7,164
Modifications, Pre-Modification Recorded Investment	162,963	555,398
Post Modification Recorded Investment	163,197	575,055
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	14,128	18,932
PUERTO RICO | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	2
Modifications, Pre-Modification Recorded Investment	0	271
Post Modification Recorded Investment	0	271
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	6
PUERTO RICO | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	10	29
Modifications, Pre-Modification Recorded Investment	10,729	18,240
Post Modification Recorded Investment	9,194	18,433
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(7)	(583)
PUERTO RICO | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	55	243
Modifications, Pre-Modification Recorded Investment	29,975	83,271
Post Modification Recorded Investment	25,629	82,841
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(1,047)	(113)
PUERTO RICO | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	46	220
Modifications, Pre-Modification Recorded Investment	15,947	77,909
Post Modification Recorded Investment	14,855	64,767
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(253)	(6,489)
PUERTO RICO | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	10
Modifications, Pre-Modification Recorded Investment	0	6,617
Post Modification Recorded Investment	0	5,822
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	(212)
PUERTO RICO | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	422	2,476
Modifications, Pre-Modification Recorded Investment	72,899	325,866
Post Modification Recorded Investment	76,839	356,077
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	8,869	23,279
PUERTO RICO | Finance Leases Portfolio Segment Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	45	108
Modifications, Pre-Modification Recorded Investment	928	1,752
Post Modification Recorded Investment	900	1,684
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	271	217
PUERTO RICO | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2,096	2,882
Modifications, Pre-Modification Recorded Investment	16,622	24,193
Post Modification Recorded Investment	19,810	27,822
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	2,380	81
PUERTO RICO | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	0
Modifications, Pre-Modification Recorded Investment	0	0
Post Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
PUERTO RICO | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	951	1,116
Modifications, Pre-Modification Recorded Investment	15,474	16,875
Post Modification Recorded Investment	15,507	16,931
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	3,864	2,743
PUERTO RICO | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	11	12
Modifications, Pre-Modification Recorded Investment	122	164
Post Modification Recorded Investment	199	168
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	15	4
PUERTO RICO | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	75	66
Modifications, Pre-Modification Recorded Investment	267	240
Post Modification Recorded Investment	264	239
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	36	(1)
UNITED STATES
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	37	99
Modifications, Pre-Modification Recorded Investment	11,426	32,741
Post Modification Recorded Investment	9,843	33,732
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	674	1,324
UNITED STATES | Commercial Multi Family [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	1
Modifications, Pre-Modification Recorded Investment	0	572
Post Modification Recorded Investment	0	563
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Commercial Real Estate Non Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	6	10
Modifications, Pre-Modification Recorded Investment	4,798	16,941
Post Modification Recorded Investment	4,552	18,367
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(65)	219
UNITED STATES | Commercial Real Estate Owner Occupied [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	2	2
Modifications, Pre-Modification Recorded Investment	1,263	3,051
Post Modification Recorded Investment	836	2,547
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(144)	(106)
UNITED STATES | Commercial And Industrial Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	1	0
Modifications, Pre-Modification Recorded Investment	2,125	0
Post Modification Recorded Investment	1,060	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	(216)	0
UNITED STATES | Commercial Real Estate Construction Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	1
Modifications, Pre-Modification Recorded Investment	0	1,573
Post Modification Recorded Investment	0	1,573
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Mortgages [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	28	78
Modifications, Pre-Modification Recorded Investment	3,240	8,749
Post Modification Recorded Investment	3,395	8,855
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	1,099	1,211
UNITED STATES | Legacy [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	3
Modifications, Pre-Modification Recorded Investment	0	1,272
Post Modification Recorded Investment	0	1,267
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	(3)
UNITED STATES | Consumer Credit Card Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	0
Modifications, Pre-Modification Recorded Investment	0	0
Post Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Home Equity Line of Credit [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	4
Modifications, Pre-Modification Recorded Investment	0	583
Post Modification Recorded Investment	0	560
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	3
UNITED STATES | Personal [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	0
Modifications, Pre-Modification Recorded Investment	0	0
Post Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Consumer Loans Auto Financing Receivable [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	0
Modifications, Pre-Modification Recorded Investment	0	0
Post Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
UNITED STATES | Consumer Other Financing Receivable Member
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Modifications Number Of Contracts	0	0
Modifications, Pre-Modification Recorded Investment	0	0
Post Modification Recorded Investment	0	0
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 0	$ 0